Exploration for and evaluation of oil and natural gas resources	12 Months Ended
Dec. 31, 2017
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration for and evaluation of oil and natural gas resources
Exploration for and evaluation of oil and natural gas resources
The following financial information represents the amounts included within the group totals relating to activity associated with the exploration for and evaluation of oil and natural gas resources. All such activity is recorded within the Upstream segment.
For information on significant judgements made in relation to oil and natural gas accounting see Intangible assets within Note 1.

			$ million
	2017	2016	2015
Exploration and evaluation costs
Exploration expenditure written off[a]	1,603	1,274	1,829
Other exploration costs	477	447	524
Exploration expense for the year	2,080	1,721	2,353
Impairment losses	—	62	—
Intangible assets – exploration and appraisal expenditure	17,026	16,960	17,286
Liabilities	82	102	145
Net assets	16,944	16,858	17,141
Cash used in operating activities	477	447	524
Cash used in investing activities	1,901	2,920	1,216
[a] 2017 includes a write-off in Angola of $574 million in relation to licence relinquishment, and Egypt of $208 million following a determination that no commercial hydrocarbons had been found. 2017 also includes a $145-million write-off in relation to the value ascribed to certain licences in the deepwater Gulf of Mexico as part of the accounting for the acquisition of upstream assets from Devon Energy in 2011. 2016 included a $601-million write-off in Brazil relating to the BM-C-34 licence and various write-offs in the Gulf of Mexico totalling $611 million and India totalling $216 million, partially offset by a write-back of $319 million in India relating to block KG D6 as a result of increased confidence in the progress of the projects. An impairment reversal of $234 million was also recorded in 2016 in relation to KG D6 in India. 2015 included a $432-million write-off in Libya as there was significant uncertainty about the timing of future drilling operations. It also included a $345-million write-off relating to the Gila discovery in the deepwater Gulf of Mexico and a $336-million write-off relating to the Pandora discovery in Angola as development of these prospects was considered challenging. For further information see Upstream – Exploration on page 29.

The carrying amount, by location, of exploration and appraisal expenditure capitalized as intangible assets at 31 December 2017 is shown in the table below.

Carrying amount	Location
$1 - 2 billion	Angola; India; Egypt; Middle East
$2 - 3 billion	US - Gulf of Mexico; Canada; Brazil